Fair Value Measurements - Schedule of Fair Value of Assets Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	$ 190,438	$ 112,146
Equity securities	87	92
U.S. Treasury Security [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	1,011	999
U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	14,006	5,496
Mortgage-Backed Securities of Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	140,012	75,857
Asset-Backed Securities of Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	837	917
State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	23,966	21,511
Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	10,606	7,366
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	190,438	112,146
Equity securities	41	46
Fair Value, Measurements, Recurring [Member] | U.S. Treasury Security [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	1,011	999
Fair Value, Measurements, Recurring [Member] | U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	14,006	5,496
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities of Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	140,012	75,857
Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities of Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	837	917
Fair Value, Measurements, Recurring [Member] | State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	23,966	21,511
Fair Value, Measurements, Recurring [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	10,606	7,366
Fair Value, Measurements, Recurring [Member] | Level I [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	1,011	999
Equity securities	41	46
Fair Value, Measurements, Recurring [Member] | Level I [Member] | U.S. Treasury Security [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	1,011	999
Fair Value, Measurements, Recurring [Member] | Level II [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	189,427	111,147
Fair Value, Measurements, Recurring [Member] | Level II [Member] | U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	14,006	5,496
Fair Value, Measurements, Recurring [Member] | Level II [Member] | Mortgage-Backed Securities of Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	140,012	75,857
Fair Value, Measurements, Recurring [Member] | Level II [Member] | Asset-Backed Securities of Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	837	917
Fair Value, Measurements, Recurring [Member] | Level II [Member] | State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	23,966	21,511
Fair Value, Measurements, Recurring [Member] | Level II [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale securities	$ 10,606	$ 7,366